ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
At beginning of year	¥ 428,570,077	¥ 445,956,167	¥ 673,671,445
Addition	151,959,676	188,572,147	121,315,213
Write-off	(38,500,106)	(44,538,077)	(40,819,459)
Reversal	(206,316,264)	(161,420,160)	(308,211,032)
At end of year	¥ 335,713,383	¥ 428,570,077	¥ 445,956,167